LEASES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 29, 2020	Sep. 30, 2019	Apr. 30, 2022	Apr. 30, 2021	Jun. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Leases
Leases, description	the Company and landlord terminated the September 2019 lease	annual rent of $15,480, a 3 year term an 1 year renewal			Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.	Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term
Description of renewal lease term						one to 17 years or more
Incremental borrowing rate						8.00%
Operating lease cost and rent			$ 30,479	$ 30,479		$ 121,917	$ 121,917
Gain (loss) on termination of lease						$ 45,032